Investments - Equity Method Investments With Investment Cost Allocated (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Schedule of Investments [Line Items]
Goodwill	$ 233,737		¥ 1,568,653	¥ 1,568,653	¥ 1,568,653	¥ 1,663,961
Cumulative (loss)/gain in equity interest in JM Weshop	857	¥ 5,752	(4,982)
Cumulative other comprehensive loss in equity interest in JM Weshop	$ 140	938	(2,124)
JM Weshop (Cayman) Inc.
Schedule of Investments [Line Items]
Carrying value of investment in JM Weshop's			150,401	169,262
Proportionate share of JM Weshop's net tangible and intangible assets			102,127	116,379
Excess of carrying value of the investment over proportionate share of JM Weshop's net tangible and intangible assets			48,274	52,883
Goodwill			48,274	¥ 52,883
Cumulative (loss)/gain in equity interest in JM Weshop		2,312	(4,923)
Cumulative other comprehensive loss in equity interest in JM Weshop		(1,186)	(2,124)
Total		¥ 1,126	¥ (7,047)